Schedule of Investments (unaudited) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.3%

Alabama — 2.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$608,899
5.25%, 10/01/48	1,320	1,500,021
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,879,102
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,624,580

		7,612,602

Arizona — 3.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,954,885
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45(b)	1,425	1,571,191
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	7,264,867
5.00%, 12/01/37	1,000	1,337,360

		12,128,303

California — 8.2%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,315	3,552,576
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	3,500	3,621,975
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,535,338
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	179,005
5.25%, 08/15/49	395	437,846
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,655	1,758,570
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	547,394

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	$6,500	$6,611,800
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(c)	380	438,326
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,195	3,288,006
5.25%, 06/01/47	590	610,845
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(d):
0.00%, 08/01/33	3,000	2,175,150
0.00%, 08/01/43	2,500	1,314,800
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,760	1,781,296
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	825	935,583

		28,788,510

Colorado — 1.7%
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	1,610	1,719,947
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	335	360,376
County of Arapahoe Colorado School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,915	2,464,510
State of Colorado, COP, Building Excellent Schools, 4.00%, 03/15/44(b)	1,405	1,561,826

		6,106,659

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,286,798
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,434,207
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,377,301

		7,098,306

District of Columbia — 5.5%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	557,921

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Georgetown University Issue, 5.00%, 04/01/42	$380	$453,602
Kipp Charter School, Series A, 6.00%, 07/01/23(c)	820	957,121
The Catholic University of America Issue, 5.00%, 10/01/48	2,525	2,972,430
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	11,885,365
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,195	2,337,192

		19,163,631

Florida — 4.3%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,803,095
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,633,628
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(c)	1,255	1,298,825
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(c)	5,000	5,159,200
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	3,300	3,660,129
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	1,795	1,453,950

		15,008,827

Georgia — 3.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,325	1,427,277
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	650,266

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Mortgage Bonds, Series A, 3.60%, 12/01/44	$1,585	$1,656,880
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	540	706,331
5.00%, 05/15/36	540	711,147
5.00%, 05/15/37	595	788,863
5.00%, 05/15/38	325	426,062
5.00%, 05/15/49	1,095	1,483,889
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,720	1,811,813
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	670	720,538

		10,383,066

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	1,480	1,514,528

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	959,246

Illinois — 14.0%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	495	567,988
Project, 5.25%, 12/01/35	1,600	1,775,584
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	1,071,506
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	729,392
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	569,938
5.00%, 12/01/25	705	801,578
Chicago Board of Education, GO:
, 5.00%, 12/01/46	585	663,776
, 5.00%, 12/01/46	1,505	1,610,245
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	4,200	4,406,892
Series A, 5.75%, 01/01/39	800	834,448
Series C, 6.50%, 01/01/21(c)	6,430	6,797,925
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,214,135

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$845	$930,176
Metropolitan Pier & Exposition Authority, Refunding RB:
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(d)	5,700	2,518,830
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	6,725	6,861,047
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	2,725	2,759,825
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	520	553,493
6.00%, 06/01/21	1,255	1,344,682
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,764,181
Series A, 5.00%, 04/01/35	2,500	2,673,725
Series A, 5.00%, 04/01/38	3,885	4,138,652
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,428,344
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,171,915

		49,188,277

Indiana — 4.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	978,316
7.00%, 01/01/44	3,535	4,044,217
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,736,711
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	526,167
5.00%, 07/01/48	1,610	1,740,861
5.25%, 01/01/51	435	473,845
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,236,321

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$1,380	$1,516,689

		14,253,127

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	3,060	3,305,749
Midwestern Disaster Area, 5.25%, 12/01/25	500	540,945
5.88%, 12/01/26(a)	445	464,010
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	155	158,252
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,610,032

		6,078,988

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	1,060	1,186,681
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(h)	1,280	1,371,737

		2,558,418

Louisiana — 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,795,270
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(g):
2.10%, 06/01/37	500	503,150
2.20%, 06/01/37	520	521,440
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,121,461
5.25%, 05/15/31	935	977,477
5.25%, 05/15/32	1,195	1,284,231
5.25%, 05/15/33	1,300	1,396,434
5.25%, 05/15/35	795	875,080

		10,474,543

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$800	$820,648
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	542,324
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	2,400	2,531,184

		3,894,156

Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,253,026
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	830	846,052
5.50%, 05/15/36	670	682,435
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	1,013,376
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	1,100	1,335,070
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,165	1,363,901

		10,493,860

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,229,867
5.25%, 02/15/53	2,230	2,643,732

		3,873,599

Missouri — 1.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(e)(f)	6,000	2,130,000

Security	Par (000)	Value

Missouri (continued)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$275	$298,639
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,141,787
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	288,151

		3,858,577

Nebraska — 1.6%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	978,190
5.00%, 09/01/42	1,570	1,705,632
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,249,146
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	1,635	1,640,445

		5,573,413

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	1,919,631
Series C, AMT, 4.88%, 11/01/42	975	1,008,433

		2,928,064

New Jersey — 15.9%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,805	1,946,963
5.25%, 11/01/44	1,640	1,765,509
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,178,106
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,287,513
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	2,130	2,320,039
School Facilities Construction, 5.00%, 06/15/49	2,535	2,893,069
Series EEE, 5.00%, 06/15/48	4,020	4,551,766

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	$1,570	$1,790,978
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,815,417
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)	1,355	1,488,224
Series A, 5.00%, 01/01/43	770	831,723
Series E, 5.00%, 01/01/45	2,810	3,212,055
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,645	1,709,484
Series BB, 5.00%, 06/15/50	5,395	6,116,743
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,448,603
Transportation Program, Series AA, 5.00%, 06/15/44	730	790,130
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,820,626
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	570	642,869
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	675,636
Sub-Series B, 5.00%, 06/01/46	7,830	8,654,264

		55,939,717

New York — 8.0%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,871,620
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,027,300
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	775	842,966
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,920,442
5.25%, 11/15/39	910	1,038,292
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	1,335	1,343,317

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	$4,320	$4,769,021
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	407,238
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	1,027,417
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,620	1,693,872
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,699,795
Special Project, 6.00%, 12/01/36	1,410	1,469,488
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,945	2,372,102
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	3,165	3,517,549

		28,000,419

North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,025,830
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,702,125
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	625	676,131

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49(b)	$590	$858,049

		4,262,135

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,220,493

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,635,875
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(c)	3,405	3,474,224
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	773,758
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	513,352
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	810	893,381
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	964,169

		10,254,759

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,439,888
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,502,077
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,355,935

		6,297,900

Pennsylvania — 4.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,613,550

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	$685	$739,718
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	615	661,285
5.00%, 09/01/43	1,350	1,597,833
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,415,992
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,069,873
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49(b)	2,545	2,803,317
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,355,184

		15,256,752

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	715	725,839
5.63%, 05/15/43	740	751,218
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,690	2,797,250
5.13%, 07/01/37	770	800,423
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	795	806,703
6.00%, 07/01/44	1,445	1,466,285
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	2,181	578,183
Series A-1, 4.75%, 07/01/53	1,721	1,777,019
Series A-1, 5.00%, 07/01/58	6,833	7,182,371
Series A-2, 4.33%, 07/01/40	906	916,464
Series A-2, 4.78%, 07/01/58	1,758	1,812,850

		19,614,605

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$1,690	$1,900,287
Series B, 4.50%, 06/01/45	2,850	2,976,882
Series B, 5.00%, 06/01/50	3,175	3,383,026

		8,260,195

South Carolina — 4.4%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,340	3,902,356
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(c)	3,595	3,679,518
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	4,030,205
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,752,710
Series E, 5.25%, 12/01/55	1,840	2,121,851

		15,486,640

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	1,470	1,647,532
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	170	182,878
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	862,026
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	1,055	1,266,137

		3,958,573

Texas — 13.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	2,350	2,476,853

Security	Par (000)	Value

Texas (continued)
Sub-Lien, 5.00%, 01/01/33	$390	$426,227
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	754,928
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	512,702
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,533,256
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	485	570,132
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(d):
0.00%, 11/15/24(c)	2,300	1,051,790
0.00%, 11/15/36	23,075	9,850,487
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(d)	6,055	3,085,991
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,955	5,899,027
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	1,106,863
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,285,352
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,095,520
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,259,000
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,270	1,474,762

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	$7,600	$8,583,440

		45,966,330

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	955	1,126,604
5.00%, 07/01/47	995	1,162,279

		2,288,883

Virginia — 1.5%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	865	928,448
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,913,564
6.00%, 01/01/37	2,120	2,340,310

		5,182,322

Washington — 4.0%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,340,728
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,720,508
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,891,859
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	917,120
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,736,640
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	375	403,406

		14,010,261

Total Municipal Bonds — 130.3% (Cost — $428,294,542)		457,938,684

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(j)	$3,358	$3,759,446
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,997,779

		7,757,225

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(j)	2,463	2,977,781

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	4	4,207
4.00%, 02/15/41	1,540	1,677,177

		1,681,384

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,237	2,430,811
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,829,309
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(c)	2,461	2,640,875

		10,900,995

New York — 12.3%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	9,150	9,679,602
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(c)	1,083	1,140,270
5.75%, 02/15/47	667	701,459
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,579,793
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	7,040	7,612,134

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	$2,790	$3,312,707
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	7,217	8,108,005

		43,133,970

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,216,568

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	3,037,208

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,695	1,775,241

Texas — 3.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,940,704
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	3,954,620
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,241	2,331,111

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$3,346	$3,641,231

		12,867,666

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,072	3,315,379

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.8% (Cost — $84,938,761)		90,663,417

Total Long-Term Investments — 156.1% (Cost — $513,233,303)		548,602,101

	Shares

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(k)(l)	7,616,330	7,617,092

Total Short-Term Securities — 2.2% (Cost — $7,617,092)		7,617,092

Total Investments — 158.3% (Cost — $520,850,395)		556,219,193

Liabilities in Excess of Other Assets — (0.2)%		(771,482)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(52,768,478)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (43.1)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$351,379,233

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 1, 2026, is $15,290,307.

(k)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE)

(l)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,110,938	505,392	7,616,330	$7,617,092	$21,220	$284	$534

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	25	03/20/20	$3,234	$3,885
U.S. Treasury Long Bond	87	03/20/20	13,830	31,001
5-Year U.S. Treasury Note	21	03/31/20	2,498	1,586

				$36,472

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$548,602,101	$—	$548,602,101
Short-Term Securities	7,617,092	—	—	7,617,092

	$7,617,092	$548,602,101	$—	$556,219,193

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$36,472	$—	$—	$36,472

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(52,628,869)	$—	$(52,628,869)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(203,928,869)	$—	$(203,928,869)

11